American Century Investments®
Quarterly Portfolio Holdings
American Century® Multisector Income ETF (MUSI)
May 31, 2024

Multisector Income ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 54.4%
Aerospace and Defense — 1.2%
Boeing Co., 4.875%, 5/1/25	863,000	853,982
Bombardier, Inc., 7.50%, 2/1/29(1)(2)	305,000	315,775
Bombardier, Inc., 8.75%, 11/15/30(1)	220,000	236,333
Bombardier, Inc., 7.25%, 7/1/31(1)	266,000	271,881
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	90,000	96,661
TransDigm, Inc., 4.625%, 1/15/29	395,000	364,133
TransDigm, Inc., 6.625%, 3/1/32(1)	200,000	200,843
		2,339,608
Automobile Components — 0.4%
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	670,000	685,831
Automobiles — 0.8%
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	460,000	459,636
Ford Motor Credit Co. LLC, 6.80%, 11/7/28	250,000	258,268
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	310,000	324,677
General Motors Financial Co., Inc., 5.40%, 4/6/26	590,000	588,254
		1,630,835
Banks — 7.4%
Banco do Brasil SA, 6.00%, 3/18/31(1)	215,000	209,571
Bank of America Corp., VRN, 5.82%, 9/15/29	270,000	274,656
Bank of America Corp., VRN, 5.29%, 4/25/34	335,000	329,915
Bank of America Corp., VRN, 5.47%, 1/23/35	790,000	785,100
Bank of Montreal, VRN, 7.70%, 5/26/84	585,000	593,107
Barclays PLC, VRN, 7.39%, 11/2/28	375,000	394,950
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	545,000	544,604
BNP Paribas SA, VRN, 5.50%, 5/20/30(1)	615,000	612,683
BPCE SA, 5.15%, 7/21/24(1)	735,000	733,627
BPCE SA, VRN, 7.00%, 10/19/34(1)	425,000	458,201
CaixaBank SA, VRN, 5.67%, 3/15/30(1)	200,000	199,327
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	250,000	258,348
Citigroup, Inc., VRN, 5.17%, 2/13/30	235,000	232,800
Citizens Bank NA, VRN, 5.28%, 1/26/26	755,000	749,713
Credit Agricole SA, 5.13%, 3/11/27(1)(2)	536,000	535,117
Danske Bank AS, VRN, 5.71%, 3/1/30(1)	362,000	362,586
Discover Bank, 3.45%, 7/27/26	485,000	463,210
Fifth Third Bancorp, 8.25%, 3/1/38	300,000	351,828
Fifth Third Bank NA, 3.85%, 3/15/26	200,000	193,561
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	430,000	465,026
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	86,000	86,938
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	675,000	679,744
ING Groep NV, VRN, 5.34%, 3/19/30	670,000	665,034
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	345,000	344,560
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	326,000	333,155
KeyCorp, VRN, 6.61%, (SOFR plus 1.25%), 5/23/25	374,000	374,193
M&T Bank Corp., VRN, 6.08%, 3/13/32	748,000	742,259
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	62,000	61,194
U.S. Bancorp, VRN, 6.79%, 10/26/27	740,000	761,802
Wells Fargo & Co., VRN, 6.30%, 10/23/29	465,000	481,344

Wells Fargo & Co., VRN, 5.39%, 4/24/34	216,000	212,659
Wells Fargo & Co., VRN, 5.56%, 7/25/34	670,000	667,245
		14,158,057
Broadline Retail — 0.6%
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	625,000	595,246
Prosus NV, 4.19%, 1/19/32	580,000	500,598
		1,095,844
Building Products — 0.7%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	765,000	719,798
Sisecam U.K. PLC, 8.25%, 5/2/29(1)	400,000	408,948
Standard Industries, Inc., 4.375%, 7/15/30(1)	280,000	250,081
		1,378,827
Capital Markets — 5.2%
Ares Capital Corp., 5.95%, 7/15/29	240,000	236,981
Ares Strategic Income Fund, 6.35%, 8/15/29(1)(3)	285,000	284,130
Banco BTG Pactual SA, 6.25%, 4/8/29(1)	200,000	198,940
Bank of New York Mellon Corp., VRN, 6.47%, 10/25/34	300,000	323,263
BlackRock Funding, Inc., 5.00%, 3/14/34	319,000	315,033
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	542,000	565,263
Blue Owl Capital Corp., 3.40%, 7/15/26	973,000	916,415
Blue Owl Credit Income Corp., 7.75%, 1/15/29	1,470,000	1,528,557
Charles Schwab Corp., VRN, 6.20%, 11/17/29	168,000	173,689
Charles Schwab Corp., VRN, 6.14%, 8/24/34	335,000	346,671
CI Financial Corp., 7.50%, 5/30/29(1)	285,000	284,122
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	435,000	452,834
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	193,000	197,183
Golub Capital BDC, Inc., 7.05%, 12/5/28	615,000	629,119
Jefferies Financial Group, Inc., 6.20%, 4/14/34	375,000	376,646
Main Street Capital Corp., 6.50%, 6/4/27(3)	385,000	385,234
Morgan Stanley, VRN, 6.41%, 11/1/29	375,000	390,405
Morgan Stanley, VRN, 6.34%, 10/18/33	815,000	862,014
Northern Trust Corp., VRN, 3.375%, 5/8/32	463,000	435,143
Nuveen LLC, 5.85%, 4/15/34(1)	340,000	341,025
UBS Group AG, VRN, 9.02%, 11/15/33(1)	635,000	769,700
		10,012,367
Chemicals — 0.6%
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	609,000	625,685
Tronox, Inc., 4.625%, 3/15/29(1)	570,000	517,842
		1,143,527
Commercial Services and Supplies — 0.5%
Clean Harbors, Inc., 6.375%, 2/1/31(1)	515,000	514,631
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)(2)	590,000	446,073
		960,704
Communications Equipment — 0.3%
Cisco Systems, Inc., 4.95%, 2/26/31	660,000	656,489
Construction and Engineering — 0.2%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	295,000	317,065
Construction Materials — 0.2%
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)	300,000	309,546
Consumer Finance — 2.0%
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	650,000	659,374
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(1)	420,000	417,323
Bread Financial Holdings, Inc., 9.75%, 3/15/29(1)	615,000	644,692
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	495,000	515,762
Navient Corp., 5.875%, 10/25/24	385,000	384,543

OneMain Finance Corp., 3.50%, 1/15/27	615,000	569,220
OneMain Finance Corp., 7.50%, 5/15/31	161,000	161,188
Synchrony Financial, 4.25%, 8/15/24	486,000	484,314
		3,836,416
Consumer Staples Distribution & Retail — 0.2%
Cencosud SA, 5.95%, 5/28/31(1)	420,000	415,464
Containers and Packaging — 1.6%
Berry Global, Inc., 5.50%, 4/15/28	1,015,000	1,010,140
Graphic Packaging International LLC, 6.375%, 7/15/32(1)	710,000	712,295
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	583,000	581,754
Sealed Air Corp., 5.00%, 4/15/29(1)	760,000	721,082
		3,025,271
Distributors — 0.5%
Gates Corp., 6.875%, 7/1/29(1)(3)	310,000	313,364
LKQ Corp., 6.25%, 6/15/33	555,000	570,647
		884,011
Diversified REITs — 2.8%
Agree LP, 2.90%, 10/1/30	440,000	376,657
Brandywine Operating Partnership LP, 8.875%, 4/12/29	585,000	606,022
Brixmor Operating Partnership LP, 3.90%, 3/15/27	850,000	812,833
Highwoods Realty LP, 4.20%, 4/15/29	420,000	383,870
Host Hotels & Resorts LP, 5.70%, 7/1/34	289,000	283,396
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	50,000	45,103
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 7.00%, 2/1/30(1)	364,000	366,600
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 4/1/32(1)	257,000	255,595
Store Capital LLC, 4.50%, 3/15/28	232,000	219,704
Store Capital LLC, 4.625%, 3/15/29	233,000	219,427
Store Capital LLC, 2.70%, 12/1/31	1,040,000	831,125
VICI Properties LP, 4.375%, 5/15/25	485,000	478,612
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	484,000	436,424
		5,315,368
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 5.40%, 2/15/34	1,265,000	1,255,780
AT&T, Inc., 4.50%, 5/15/35	60,000	54,863
Sprint Capital Corp., 8.75%, 3/15/32	385,000	460,473
		1,771,116
Electric Utilities — 0.7%
NextEra Energy Operating Partners LP, 7.25%, 1/15/29(1)	309,000	316,553
Palomino Funding Trust I, 7.23%, 5/17/28(1)	520,000	542,446
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)	303,064	279,115
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	147,000	148,053
		1,286,167
Electrical Equipment — 0.2%
Regal Rexnord Corp., 6.30%, 2/15/30	433,000	443,462
Electronic Equipment, Instruments and Components — 0.1%
Sensata Technologies, Inc., 6.625%, 7/15/32(1)(3)	254,000	255,032
Energy Equipment and Services — 0.7%
Transocean, Inc., 8.25%, 5/15/29(1)	640,000	640,413
Vallourec SACA, 7.50%, 4/15/32(1)	640,000	659,224
		1,299,637
Entertainment — 0.3%
Warnermedia Holdings, Inc., 6.41%, 3/15/26	510,000	510,014
Financial Services — 1.0%
Antares Holdings LP, 7.95%, 8/11/28(1)	430,000	448,147
Mastercard, Inc., 4.875%, 5/9/34	716,000	706,112

NMI Holdings, Inc., 6.00%, 8/15/29	575,000	569,267
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	227,000	224,286
		1,947,812
Ground Transportation — 0.4%
United Rentals North America, Inc., 6.00%, 12/15/29(1)	745,000	742,050
Health Care Equipment and Supplies — 1.1%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	470,000	442,684
Medline Borrower LP, 3.875%, 4/1/29(1)	475,000	432,740
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/1/29(1)	570,000	570,828
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	680,000	674,990
		2,121,242
Health Care Providers and Services — 3.0%
Centene Corp., 4.625%, 12/15/29	480,000	452,201
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	900,000	711,333
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	725,000	750,008
IQVIA, Inc., 6.50%, 5/15/30(1)	368,000	371,987
Owens & Minor, Inc., 6.625%, 4/1/30(1)	690,000	657,593
Select Medical Corp., 6.25%, 8/15/26(1)	740,000	740,739
Star Parent, Inc., 9.00%, 10/1/30(1)	529,000	552,272
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	643,000	648,628
Tenet Healthcare Corp., 6.25%, 2/1/27	100,000	100,230
Tenet Healthcare Corp., 6.125%, 10/1/28	367,000	363,856
Tenet Healthcare Corp., 4.25%, 6/1/29	410,000	379,610
		5,728,457
Hotels, Restaurants and Leisure — 2.2%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	665,000	601,214
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	255,000	257,914
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	157,000	155,348
Churchill Downs, Inc., 5.75%, 4/1/30(1)	480,000	460,732
Hilton Domestic Operating Co., Inc., 5.875%, 4/1/29(1)	268,000	265,867
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	725,000	736,806
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30(1)	525,000	542,661
Station Casinos LLC, 4.625%, 12/1/31(1)	660,000	578,399
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	580,000	564,906
		4,163,847
Independent Power and Renewable Electricity Producers — 0.2%
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.375%, 12/30/30(1)	450,000	376,099
Industrial REITs — 0.3%
LXP Industrial Trust, 6.75%, 11/15/28	525,000	542,793
Insurance — 0.6%
CNO Financial Group, Inc., 6.45%, 6/15/34	400,000	401,348
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	390,000	361,644
Prudential Financial, Inc., VRN, 6.50%, 3/15/54	450,000	452,263
		1,215,255
IT Services — 1.2%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	1,711,000	1,602,672
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29(3)	237,000	238,246
Kyndryl Holdings, Inc., 6.35%, 2/20/34	522,000	537,149
		2,378,067
Life Sciences Tools and Services — 0.3%
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	652,000	652,487
Machinery — 0.5%
Chart Industries, Inc., 9.50%, 1/1/31(1)	544,000	587,946
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, 9.00%, 2/15/29(1)	65,000	66,838
Ingersoll Rand, Inc., 5.70%, 8/14/33	229,000	233,528
		888,312

Marine Transportation — 0.1%
Yinson Boronia Production BV, 8.95%, 7/31/42(1)(3)	180,000	181,800
Media — 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	475,000	459,875
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	585,000	471,519
Fox Corp., 6.50%, 10/13/33	525,000	548,770
Paramount Global, 3.70%, 6/1/28	269,000	242,732
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	1,020,000	955,199
TEGNA, Inc., 4.75%, 3/15/26(1)	774,000	749,663
TEGNA, Inc., 5.00%, 9/15/29	255,000	224,329
Warner Media LLC, 3.80%, 2/15/27	334,000	312,291
		3,964,378
Metals and Mining — 0.9%
Alcoa Nederland Holding BV, 7.125%, 3/15/31(1)	26,000	26,614
ATI, Inc., 4.875%, 10/1/29	305,000	285,297
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	705,000	697,840
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	196,000	193,544
CSN Resources SA, 4.625%, 6/10/31(1)	610,000	483,387
		1,686,682
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	813,000	762,923
Oil, Gas and Consumable Fuels — 5.8%
3R Lux SARL, 9.75%, 2/5/31(1)	300,000	317,842
Antero Resources Corp., 5.375%, 3/1/30(1)	660,000	632,112
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	810,000	819,099
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	267,000	267,886
Civitas Resources, Inc., 8.375%, 7/1/28(1)	800,000	840,590
Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(1)	620,000	631,509
CrownRock LP/CrownRock Finance, Inc., 5.00%, 5/1/29(1)	40,000	39,484
Ecopetrol SA, 5.375%, 6/26/26	395,000	387,275
Ecopetrol SA, 4.625%, 11/2/31	465,000	379,139
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)	620,000	641,696
EnLink Midstream LLC, 6.50%, 9/1/30(1)	542,000	554,026
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	405,000	414,046
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	200,000	205,916
Matador Resources Co., 6.50%, 4/15/32(1)	335,000	334,556
MEG Energy Corp., 5.875%, 2/1/29(1)	470,000	456,485
Occidental Petroleum Corp., 6.375%, 9/1/28	765,000	786,783
Occidental Petroleum Corp., 6.125%, 1/1/31	684,000	699,280
Petroleos Mexicanos, 5.95%, 1/28/31	535,000	434,512
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	385,000	345,547
Southwestern Energy Co., 5.375%, 3/15/30	700,000	673,807
Southwestern Energy Co., 4.75%, 2/1/32	240,000	217,686
Sunoco LP, 7.00%, 5/1/29(1)	238,000	243,216
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	645,000	699,919
		11,022,411
Passenger Airlines — 0.9%
American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.70%, 4/15/27	365,488	355,006
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	236,667	234,578
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	660,000	609,176
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	432,250	432,934
		1,631,694
Personal Care Products — 0.3%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)	590,000	594,637

Pharmaceuticals — 0.8%
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)(2)	467,000	479,268
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31(1)	1,095,000	968,573
		1,447,841
Real Estate Management and Development — 0.3%
Essential Properties LP, 2.95%, 7/15/31	294,000	239,824
Newmark Group, Inc., 7.50%, 1/12/29(1)	348,000	355,690
		595,514
Retail REITs — 0.8%
Kite Realty Group Trust, 4.75%, 9/15/30	285,000	270,754
SITE Centers Corp., 3.625%, 2/1/25	334,000	329,768
SITE Centers Corp., 4.70%, 6/1/27	885,000	878,055
		1,478,577
Software — 0.7%
Open Text Corp., 6.90%, 12/1/27(1)	311,000	319,325
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	393,000	349,714
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	374,000	322,104
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	437,000	438,527
		1,429,670
Specialized REITs — 0.8%
American Tower Corp., 5.55%, 7/15/33	230,000	228,643
EPR Properties, 4.50%, 6/1/27	495,000	471,582
Iron Mountain, Inc., 5.625%, 7/15/32(1)	970,000	905,911
		1,606,136
Specialty Retail — 0.1%
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	160,000	165,891
Textiles, Apparel and Luxury Goods — 0.3%
Tapestry, Inc., 7.35%, 11/27/28	530,000	549,131
Trading Companies and Distributors — 1.0%
AerCap Holdings NV, VRN, 5.875%, 10/10/79	470,000	467,134
Aircastle Ltd., 6.50%, 7/18/28(1)	880,000	896,199
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	505,000	505,847
		1,869,180
Transportation Infrastructure — 0.2%
Rumo Luxembourg SARL, 5.25%, 1/10/28	400,000	383,664
TOTAL CORPORATE BONDS (Cost $103,010,488)		103,857,208
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 12.2%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 12.2%
FHLMC, 2.00%, 3/1/37	1,810,838	1,594,527
FHLMC, 3.50%, 2/1/49	2,104,352	1,885,180
FHLMC, 3.50%, 3/1/52	2,507,698	2,202,630
FHLMC, 5.00%, 6/1/52	230,333	222,282
FHLMC, 6.00%, 1/1/53	1,587,199	1,593,242
FHLMC, 6.50%, 11/1/53	2,040,697	2,079,686
FNMA, 3.00%, 2/1/52	1,663,002	1,410,464
FNMA, 3.50%, 3/1/52	3,158,257	2,780,370
FNMA, 3.50%, 4/1/52	3,429,278	3,010,606
FNMA, 6.00%, 9/1/53	1,481,134	1,486,081
FNMA, 6.00%, 9/1/53	1,061,471	1,067,184
GNMA, 2.50%, 9/20/51	408,429	340,703
GNMA, 2.50%, 12/20/51	2,037,141	1,699,329
UMBS, 5.50%, TBA	1,933,000	1,901,947
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $23,183,507)		23,274,231

U.S. TREASURY SECURITIES — 6.9%
U.S. Treasury Notes, 4.50%, 11/30/24(4)	600,000	597,507
U.S. Treasury Notes, 1.00%, 12/15/24(4)	1,000,000	977,613
U.S. Treasury Notes, 4.375%, 8/15/26	6,000,000	5,944,336
U.S. Treasury Notes, 4.625%, 9/15/26(4)	2,500,000	2,490,527
U.S. Treasury Notes, 4.125%, 2/15/27	2,000,000	1,970,703
U.S. Treasury Notes, 0.625%, 5/15/30	585,000	467,863
U.S. Treasury Notes, 4.00%, 1/31/31	650,000	631,338
TOTAL U.S. TREASURY SECURITIES (Cost $13,147,629)		13,079,887
COLLATERALIZED LOAN OBLIGATIONS — 5.9%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.64%, (1-month SOFR plus 1.31%), 6/15/36(1)	387,014	379,830
ACRES Commercial Realty Ltd., Series 2021-FL1, Class AS, VRN, 7.04%, (1-month SOFR plus 1.71%), 6/15/36(1)	284,500	277,229
AIMCO CLO, Series 2018-AA, Class D, VRN, 8.13%, (3-month SOFR plus 2.81%), 4/17/31(1)	725,000	724,273
AIMCO CLO 10 Ltd., Series 2019-10A, Class CR, VRN, 7.49%, (3-month SOFR plus 2.16%), 7/22/32(1)	250,000	250,563
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 7.19%, (3-month SOFR plus 1.86%), 4/30/31(1)	500,000	501,184
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.40%, (1-month SOFR plus 1.08%), 12/15/35(1)	267,086	266,373
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.78%, (1-month SOFR plus 1.46%), 11/15/36(1)	262,500	261,377
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 7.34%, (3-month SOFR plus 2.01%), 4/15/30(1)	500,000	500,877
Bain Capital Credit CLO Ltd., Series 2019-2A, Class CR, VRN, 7.68%, (3-month SOFR plus 2.36%), 10/17/32(1)	500,000	500,591
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 7.58%, (1-month SOFR plus 2.26%), 9/15/35(1)	428,000	429,919
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.44%, (3-month SOFR plus 2.11%), 10/15/31(1)	63,318	63,608
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.09%, (3-month SOFR plus 1.76%), 4/15/32(1)	139,372	139,511
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.43%, (3-month SOFR plus 2.11%), 11/16/30(1)	200,000	200,457
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 7.28%, (3-month SOFR plus 1.96%), 11/15/28(1)	300,000	300,445
Dryden 72 CLO Ltd., Series 2019-72A, Class CR, VRN, 7.43%, (3-month SOFR plus 2.11%), 5/15/32(1)	500,000	500,267
Greystone CRE Notes Ltd., Series 2019-FL2, Class D, VRN, 7.83%, (1-month SOFR plus 2.51%), 9/15/37(1)	197,000	195,328
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.83%, (1-month SOFR plus 1.51%), 6/16/36(1)	603,000	589,651
KKR Static CLO I Ltd., Series 2022-1A, Class BR, VRN, 7.32%, (3-month SOFR plus 2.00%), 7/20/31(1)	625,000	626,309
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 7.59%, (3-month SOFR plus 2.26%), 7/19/30(1)	300,000	300,143
Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, VRN, 7.08%, (3-month SOFR plus 1.76%), 10/17/31(1)	415,000	416,152
Palmer Square Loan Funding Ltd., Series 2022-4A, Class B, VRN, 8.07%, (3-month SOFR plus 2.75%), 7/24/31(1)	255,000	255,650
PFP Ltd., Series 2022-9, Class A, VRN, 7.59%, (1-month SOFR plus 2.27%), 8/19/35(1)	759,000	760,836
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 7.70%, (1-month SOFR plus 2.37%), 10/25/39(1)	551,549	553,642
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.62%, (1-month SOFR plus 2.30%), 6/17/37(1)	288,647	289,509
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.07%, (1-month SOFR plus 2.75%), 5/19/38(1)	224,500	225,582
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.39%, (3-month SOFR plus 2.06%), 1/15/30(1)	300,000	300,691
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 6.64%, (1-month SOFR plus 1.31%), 3/15/38(1)	541,388	538,342
TRTX Issuer Ltd., Series 2022-FL5, Class AS, VRN, 7.47%, (1-month SOFR plus 2.15%), 2/15/39(1)	619,500	611,831
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 7.99%, (3-month SOFR plus 2.66%), 9/15/30(1)	350,000	350,731
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $11,123,736)		11,310,901
PREFERRED STOCKS — 4.8%
Banks — 3.9%
Banco Bilbao Vizcaya Argentaria SA, 6.50%	800,000	795,494
Barclays PLC, 6.125%	485,000	472,240
BNP Paribas SA, 7.375%(1)	415,000	416,325
Citigroup, Inc., 7.125%	356,000	356,096
Commerzbank AG, 7.00%	600,000	596,208
Credit Agricole SA, 6.875%(1)	195,000	195,142

Credit Agricole SA, 8.125%(1)		690,000	705,078
Danske Bank AS, 7.00%		415,000	413,963
HSBC Holdings PLC, 6.00%		285,000	273,108
HSBC Holdings PLC, 6.375%		200,000	200,155
ING Groep NV, 6.50%(2)		505,000	502,339
Intesa Sanpaolo SpA, 7.70%(1)		485,000	485,410
Lloyds Banking Group PLC, 7.50%		470,000	469,157
NatWest Group PLC, 8.00%		415,000	417,601
Societe Generale SA, 8.00%(1)		355,000	357,204
Societe Generale SA, 8.50%(1)		455,000	445,256
Wells Fargo & Co., 7.625%(2)		286,000	301,877
			7,402,653
Capital Markets — 0.8%
Deutsche Bank AG, 7.50%		400,000	397,326
Goldman Sachs Group, Inc., 7.50%		580,000	605,677
Goldman Sachs Group, Inc., 7.50%		262,000	269,838
UBS Group AG, 6.875%		298,000	295,709
			1,568,550
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%(1)		223,000	212,967
TOTAL PREFERRED STOCKS (Cost $9,128,546)			9,184,170
ASSET-BACKED SECURITIES — 4.6%
AASET Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		408,331	357,829
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)		400,000	361,301
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		371,000	327,953
CARS-DB4 LP, Series 2020-1A, Class B1, 4.17%, 2/15/50(1)		100,000	97,438
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	91,736
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		122,487	113,826
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		207,221	195,069
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	450,000	306,546
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)		350,000	236,720
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)		550,000	504,263
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)		350,000	322,890
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		691,000	618,827
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)		285,425	264,125
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		525,000	482,049
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		350,000	349,912
Hotwire Funding LLC, Series 2024-1A, Class C, 9.19%, 6/20/54(1)		225,000	225,000
LUNAR AIRCRAFT Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)		219,580	207,454
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		316,851	279,808
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)		230,474	208,607
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		171,298	152,744
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class B, 7.59%, 4/20/54(1)		200,000	202,126
Navigator Aircraft ABS Ltd., Series 2021-1, Class B, SEQ, 3.57%, 11/15/46(1)		248,884	221,532
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		750,000	641,124
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		240,062	230,698
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, SEQ, 3.23%, 3/15/40(1)		157,948	143,938
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)		325,000	325,206
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		408,850	357,503
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)		167,000	154,688
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)		425,000	394,249
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)		475,000	479,769
TOTAL ASSET-BACKED SECURITIES (Cost $9,197,905)			8,854,930

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.4%
Private Sponsor Collateralized Mortgage Obligations — 2.9%
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	168,202	158,746
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	406,563	378,014
Angel Oak Mortgage Trust, Series 2021-5, Class A1, VRN, 0.95%, 7/25/66(1)	468,869	392,615
Angel Oak Mortgage Trust, Series 2021-6, Class A2, VRN, 1.58%, 9/25/66(1)	996,599	805,199
Angel Oak Mortgage Trust, Series 2021-7, Class A3, VRN, 2.34%, 10/25/66(1)	551,770	457,857
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, VRN, 1.19%, 8/25/66(1)	273,670	230,873
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(1)	311,862	284,260
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)	112,636	94,456
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.17%, (30-day average SOFR plus 2.85%), 10/25/34(1)	59,343	59,728
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	622,163	623,941
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 7.17%, (30-day average SOFR plus 1.85%), 11/25/31(1)	41,548	41,563
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)	850,000	849,985
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 8.72%, (30-day average SOFR plus 3.40%), 11/25/33(1)	325,000	331,833
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	726,768	730,154
		5,439,224
U.S. Government Agency Collateralized Mortgage Obligations — 1.5%
FHLMC, Series 2021-HQA3, Class M1, VRN, 6.17%, (30-day average SOFR plus 0.85%), 9/25/41(1)	326,863	325,713
FHLMC, Series 2022-DNA3, Class M1A, VRN, 7.32%, (30-day average SOFR plus 2.00%), 4/25/42(1)	290,969	295,458
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.47%, (30-day average SOFR plus 2.15%), 9/25/42(1)	148,845	150,747
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.32%, (30-day average SOFR plus 2.00%), 6/25/43(1)	201,059	202,784
FNMA, Series 2022-R03, Class 1M1, VRN, 7.42%, (30-day average SOFR plus 2.10%), 3/25/42(1)	178,456	181,197
FNMA, Series 2022-R09, Class 2M1, VRN, 7.82%, (30-day average SOFR plus 2.50%), 9/25/42(1)	268,252	273,047
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	4,460,234	569,669
FNMA, Series 2024-R01, Class 1M1, VRN, 6.37%, (30-day average SOFR plus 1.05%), 1/25/44(1)	873,490	874,058
		2,872,673
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,135,622)		8,311,897
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	145,000	109,211
Bank, Series 2020-BN26, Class D, 2.50%, 3/15/63(1)	991,000	698,653
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	194,000	136,678
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	363,000	255,079
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	155,000	94,184
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	400,000	340,472
BX Commercial Mortgage Trust, Series 2023-VLT2, Class B, VRN, 8.45%, (1-month SOFR plus 3.13%), 6/15/40(1)	386,000	385,804
BXHPP Trust, Series 2021-FILM, Class E, VRN, 7.43%, (1-month SOFR plus 2.11%), 8/15/36(1)	250,000	222,739
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.93%, (1-month SOFR plus 1.61%), 11/15/38(1)	232,000	230,723
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	301,000	225,415
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 8.28%, (1-month SOFR plus 2.96%), 7/15/38(1)	293,986	294,754
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, SEQ, 3.14%, 12/10/36(1)	603,000	591,043
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, VRN, 3.96%, 12/10/36(1)	207,000	202,285
GS Mortgage Securities Corp. Trust, Series 2018-HULA, Class C, VRN, 7.07%, (1-month SOFR plus 1.75%), 7/15/25(1)	229,500	228,485
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	282,000	255,732
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 6.83%, (1-month SOFR plus 1.51%), 3/15/38(1)	590,765	576,693
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	138,000	108,582
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 6.93%, (1-month SOFR plus 1.61%), 1/15/36(1)	229,000	214,639
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	250,000	253,401
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	117,000	99,592
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,498,940)		5,524,164

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.9%
Mexico — 0.3%
Mexico Government International Bonds, 5.40%, 2/9/28	400,000	398,997
Mexico Government International Bonds, 5.00%, 5/7/29	100,000	97,640
		496,637
Panama — 0.2%
Panama Government International Bonds, 9.375%, 4/1/29	300,000	333,943
Panama Government International Bonds, 6.875%, 1/31/36	136,000	131,554
		465,497
Romania — 0.2%
Romania Government International Bonds, 6.625%, 2/17/28(1)	406,000	415,435
Saudi Arabia — 0.2%
Saudi Government International Bonds, 4.75%, 1/16/30(1)	400,000	391,205
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,776,977)		1,768,774
BANK LOAN OBLIGATIONS(5) — 0.6%
Entertainment — 0.2%
Caesars Entertainment, Inc., Term Loan B, 8.09%, (3-month SOFR plus 2.75%), 2/6/30	316,800	318,229
Health Care Providers and Services — 0.2%
Star Parent, Inc., Term Loan B, 9.31%, (3-month SOFR plus 4.00%), 9/27/30	390,000	390,805
Passenger Airlines — 0.2%
American Airlines, Inc., 2023 Term Loan B, 8.18%, (1-month SOFR plus 2.75%), 2/15/28	480,150	480,969
TOTAL BANK LOAN OBLIGATIONS (Cost $1,168,813)		1,190,003
SHORT-TERM INVESTMENTS — 3.8%
Money Market Funds — 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,953,449	5,953,449
State Street Navigator Securities Lending Government Money Market Portfolio(6)	1,307,765	1,307,765
TOTAL SHORT-TERM INVESTMENTS (Cost $7,261,214)		7,261,214
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $192,633,377)		193,617,379
OTHER ASSETS AND LIABILITIES — (1.4)%		(2,741,489)
TOTAL NET ASSETS — 100.0%		$190,875,890

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	109	September 2024	$11,858,859	$19,827
U.S. Treasury 10-Year Ultra Notes	182	September 2024	20,389,688	33,449
U.S. Treasury 2-Year Notes	49	September 2024	9,981,453	2,103
U.S. Treasury 5-Year Notes	133	September 2024	14,070,984	11,399
			$56,300,984	$66,778
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	16	September 2024	$1,857,000	$(3,156)
U.S. Treasury Ultra Bonds	1	September 2024	122,438	104
			$1,979,438	$(3,052)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29	$13,010,000	$762,864	$249,752	$1,012,616
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $94,709,566, which represented 49.6% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,249,686. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,236,370.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,307,765.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$103,857,208	—
U.S. Government Agency Mortgage-Backed Securities	—	23,274,231	—
U.S. Treasury Securities	—	13,079,887	—
Collateralized Loan Obligations	—	11,310,901	—
Preferred Stocks	—	9,184,170	—
Asset-Backed Securities	—	8,854,930	—
Collateralized Mortgage Obligations	—	8,311,897	—
Commercial Mortgage-Backed Securities	—	5,524,164	—
Sovereign Governments and Agencies	—	1,768,774	—
Bank Loan Obligations	—	1,190,003	—
Short-Term Investments	$7,261,214	—	—
	$7,261,214	$186,356,165	—
Other Financial Instruments
Futures Contracts	$66,882	—	—
Swap Agreements	—	$1,012,616	—
	$66,882	$1,012,616	—
Liabilities
Other Financial Instruments
Futures Contracts	$3,156	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.